United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Six months ended 05/31/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2017
Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX
R6	FSBLX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2016 through May 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2017, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	31.1%
International Equity Securities	26.4%
Corporate Debt Securities	12.7%
Foreign Debt Securities	11.7%
Mortgage-Backed Securities[3]	2.6%
U.S. Treasury and Agency Securities	2.5%
Trade Finance Agreements	0.9%
Collateralized Mortgage-Backed Obligations	0.7%
Asset-Backed Securities	0.6%
Floating Rate Loan	0.6%
Commercial Mortgage-Backed Securities	0.3%
Municipal Securities[4]	0.0%
Other Security Type[5]	9.1%
Derivative Contracts[6]	(1.4)%
Cash Equivalents[7]	0.9%
Other Assets and Liabilities – Net[8]	1.3%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Type consists of exchange-traded funds.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2017, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	18.2%
Information Technology	14.8%
Consumer Discretionary	14.4%
Industrials	13.6%
Health Care	10.8%
Consumer Staples	8.4%
Energy	5.0%
Materials	4.8%
Utilities	3.9%
Real Estate	3.6%
Telecommunication Services	2.5%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2017 (unaudited)
Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—56.3%
		Consumer Discretionary—8.1%
3,811		Adidas AG	$729,438
10,800		Aisin Seiki Co.	532,874
2,799	[1]	Amazon.com, Inc.	2,783,941
1,540	[1]	American Outdoor Brands Corp.	34,881
11,728		Aristocrat Leisure Ltd.	189,786
584	[1]	Asbury Automotive Group, Inc.	32,675
5,400		Asics Corp.	90,597
667	[1]	Belmond Ltd.	8,237
2,498		Bloomin' Brands, Inc.	50,035
61		Bob Evans Farms, Inc.	4,295
900		Bridgestone Corp.	37,846
344	[1]	Caesars Entertainment Corp.	3,767
1,303		Caleres, Inc.	35,624
4,005		Callaway Golf Co.	51,024
42	[1]	Cavco Industries, Inc.	4,631
1,139	[1]	Charter Communications, Inc.	393,581
1,531		Choice Hotels International, Inc.	99,438
368		Cie Financiere Richemont SA	30,710
75,515	[1]	Clear Channel Outdoor Holdings, Inc., Class A	290,733
693		Clubcorp Holdings, Inc.	9,217
31,013		Comcast Corp., Class A	1,292,932
36,375		Compass Group PLC	783,234
2,883		Continental Ag	641,238
319		Cooper Tire & Rubber Co.	11,484
296		Core Mark Holding Co., Inc.	10,079
496		Daimler AG	36,024
2,505		Dana, Inc.	52,906
3,804	[1]	Denny's Corp.	45,268
6,536		Dollarama, Inc.	605,433
923	[1]	Etsy, Inc.	12,377
10,297		Extended Stay America, Inc.	187,405
5,065		Ferrari NV	438,340
5,220	[1]	Fiat Chrysler Automobiles NV	55,049
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
45,269		Ford Motor Co.	$503,391
651	[1]	G-III Apparel Group Ltd.	12,740
105,459		GKN PLC	475,659
236	[1]	Grand Canyon Education, Inc.	18,502
16,211		Gentex Corp.	307,685
71	[1]	Gray Television, Inc.	856
32,100		Hakuhodo DY Holdings, Inc.	425,089
118,780		Harvey Norman Holdings Ltd.	332,454
238		Hasbro, Inc.	25,052
13,883	[1]	Hilton Grand Vacations, Inc.	496,595
8,460		Hilton Worldwide Holdings, Inc.	562,336
10,489		Home Depot, Inc.	1,610,166
20,627		INDITEX	843,503
158	[1]	IRobot Corp.	14,650
100,394		ITV PLC	253,203
15,500		Iida Group Holdings Co. Ltd.	256,063
108	[1]	Imax Corp.	2,705
14,731		International Game Technology PLC	261,475
1,900		Isuzu Motors Ltd.	23,235
585		Jack in the Box, Inc.	62,349
1,543		KB Home	32,372
40,027		Kingfisher PLC	167,986
4,400		Koito Manufacturing Co. Ltd.	232,009
525		LCI Industries	46,725
3,633	[1]	La Quinta Holdings, Inc.	50,353
1,773		La-Z-Boy, Inc.	46,985
17,225		Lagardere SCA	541,581
308,000		Li & Fung Ltd.	127,050
453	[1]	Liberty Media Corp-Liberty Formula One	15,085
10,151		Linamar Corp.	460,490
416	[1]	Lions Gate Entertainment Corp.	10,521
7,219		Lowe's Cos., Inc.	568,641
1,109	[1]	MSG Networks, Inc.	23,344
11,955		Magna International, Inc.	535,159
514		Marriott Vacations Worldwide Corp.	59,891
21,200		Mazda Motor Corp.	289,375
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,870		McDonald's Corp.	$433,054
133		Meredith Corp.	7,195
2,375		Michelin, Class B	299,423
35,700		Mitsubishi Motors Corp.	231,783
3,474	[1]	Mohawk Industries, Inc.	831,328
107	[1]	NVR, Inc.	244,215
5,700		Namco Bandai Holdings, Inc.	203,670
3,036	[1]	NetFlix, Inc.	495,081
2,895		New York Times Co., Class A	50,952
757		Nexstar Media Group, Inc.	43,300
5,197		Next PLC	292,133
5,700		Nissan Motor Co. Ltd.	54,694
949		Nutri/System, Inc.	49,395
120	[1]	O'Reilly Automotive, Inc.	29,050
3,508		Office Depot, Inc.	17,926
1,290	[1]	Ollie's Bargain Outlet Holdings, Inc.	53,084
4,169		PSA Peugeot Citroen	82,351
56,000		Panasonic Corp.	719,095
120		Pandora A/S	11,400
2,429	[1]	Party City Holdco, Inc.	40,200
159	[1]	Penn National Gaming, Inc.	3,073
8,275		Penske Automotive Group, Inc.	350,446
4,188		Persimmon PLC	132,545
1,038	[1]	Pinnacle Entertainment, Inc.	20,334
2,489		Restaurant Brands International, Inc.	152,286
800		Ryohin Keikaku Co. Ltd.	208,347
50,800		Sands China Ltd.	234,530
7,300		Sega Sammy Holdings, Inc.	92,668
5,700		Sekisui House Ltd.	97,843
1,800		Shimamura Co. Ltd.	231,560
80	[1]	Shutterfly, Inc.	3,959
43		Sinclair Broadcast Group, Inc.	1,393
1,082		Sodexho Alliance SA	147,644
1,272		Sonic Corp.	37,168
17,900		Sony Corp.	655,018
4,551		Starbucks Corp.	289,489
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
6,300		Start Today Co. Ltd.	$157,328
333		Sturm Ruger & Co., Inc.	21,212
8,500		Subaru Corp.	287,758
12,200		Suzuki Motor Corp.	574,912
5,995		TJX Cos., Inc.	450,884
44,406		Taylor Woodrow PLC	116,246
1,672		Tile Shop Hldgs., Inc.	32,855
6,634		Time Warner, Inc.	660,017
11,400		Toho Co. Ltd.	337,268
18,800		Toyoda Gosei Co. Ltd.	452,230
11,300		Toyota Motor Corp.	607,872
2,782	[1]	Ulta Beauty, Inc.	848,065
1,978		Valeo SA	137,853
30,646		Vivendi SA	667,258
7,912		Walt Disney Co.	854,021
4,248		Whirlpool Corp.	788,174
2,563		Wynn Resorts Ltd.	329,858
24,600		Yamada Denki Co. Ltd.	129,132
800		Yamaha Motor Co	20,110
33,000		Yue Yuen Industrial Holdings Ltd.	131,518
3,184	[1,2,3]	Zalando SE	152,116
		TOTAL	33,884,693
		Consumer Staples—4.8%
2,591		Alimentation Couche-Tard, Inc., Class B	119,840
1,472		Altria Group, Inc.	111,048
335		Andersons, Inc.	11,758
767		Anheuser-Busch InBev NV	89,624
4,585		Archer-Daniels-Midland Co.	190,644
20,017		British American Tobacco PLC	1,431,747
9,739		Brown-Forman Corp., Class A	516,557
1,304		Brown-Forman Corp., Class B	67,743
7,216		CVS Health Corp.	554,405
834		Cal-Maine Foods, Inc.	31,025
665		Calavo Growers, Inc.	45,020
104	[1]	Central Garden & Pet Co., Class A	3,007
3,557		Church and Dwight, Inc.	183,755
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
10,940	[1]	Coca-Cola HBC AG	$317,666
303		Colgate-Palmolive Co.	23,137
18,700		Conagra Brands, Inc.	720,698
2,324		Dean Foods Co.	42,390
32,736		Diageo PLC	981,686
4,109		Energizer Holdings, Inc.	220,242
449		Fresh Del Monte Produce, Inc.	22,755
605		George Weston Ltd.	54,689
578	[1]	HRG Group, Inc.	10,965
859		Henkel KGAA	106,693
10,017		Imperial Brands PLC	468,426
49		J & J Snack Foods Corp.	6,375
7,500		Japan Tobacco, Inc.	281,910
27,188		Koninklijke Ahold Delhaize NV	599,298
820		Kraft Heinz Co. (The)	75,604
3,017		L'OREAL	645,647
11,545		Lamb Weston Holdings, Inc.	535,803
39		Lancaster Colony Corp.	4,829
12,775		Marine Harvest ASA	223,812
9,609		Metro, Inc.	321,806
4,221		Molson Coors Brewing Co., Class B	400,109
2,515	[1]	Monster Beverage Corp.	127,158
10,000		NH Foods Ltd.	313,930
16,915		Nestle SA	1,443,689
4,350		Nu Skin Enterprises, Inc.	238,728
13,045		ORKLA ASA	130,414
1,754		PepsiCo, Inc.	204,990
1,385	[1]	Performance Food Group Co.	39,195
6,635		Philip Morris International, Inc.	794,873
8,332		Pinnacle Foods, Inc.	519,167
10,900		Procter & Gamble Co.	960,181
63		Sanderson Farms, Inc.	7,478
15		Sanfilippo (John B. & Sons), Inc.	972
13,933		Saputo, Inc.	465,173
1,690		Spectrum Brands Holdings, Inc.	227,220
5,400		Sundrug Co., Ltd.	210,225
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
10,758		Sysco Corp.	$586,956
13,867		Tate & Lyle PLC	131,876
33,068		The Coca-Cola Co.	1,503,602
1,500		Tsuruha Holdings, Inc.	166,427
8,288		Tyson Foods, Inc., Class A	475,234
856	[1]	US Foods Holding Corp.	25,646
397	[1]	USANA Health Sciences, Inc.	25,567
2,004		Unilever N.V.	114,149
162		WD 40 Co.	17,123
11,990		Wal-Mart Stores, Inc.	942,414
399		Walgreens Boots Alliance, Inc.	32,327
103		Weis Markets, Inc.	5,317
113,707		William Morrison Supermarkets PLC	360,971
14,100		Yamazaki Baking Co. Ltd.	292,348
		TOTAL	19,784,063
		Energy—2.8%
1,225		Archrock, Inc.	12,862
83,569		BP PLC	503,983
11,538		Baker Hughes, Inc.	636,321
1,859		CVR Energy, Inc.	37,106
5,485		Chevron Corp.	567,588
2,127		Delek US Holdings, Inc.	52,154
12,400		ENI S.p.A	196,367
14,179		Exxon Mobil Corp.	1,141,409
1,731		Green Plains, Inc.	36,957
12,631		Halliburton Co.	570,795
15,000		Idemitsu Kosan Co. Ltd.	420,251
1,800		Inpex Corp.	16,568
114,350		JXTG Holdings, Inc.	498,471
630	[1]	Mammoth Energy Services, Inc.	11,447
11,089		Marathon Petroleum Corp.	577,072
6,540	[1]	McDermott International, Inc.	40,613
13,062		Neste Oyj	519,394
219		Noble Energy, Inc.	6,283
660		Nordic American Tanker Shipping Ltd.	3,934
432		OMV AG	22,575
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
9,535		ONEOK, Inc.	$473,699
14,979		PBF Energy, Inc.	289,394
89	[1]	PDC Energy, Inc.	4,420
12,222		Patterson-UTI Energy, Inc.	260,573
25,421		RPC, Inc.	477,661
15,298		Royal Dutch Shell PLC, Class B	423,729
25,800		Showa Shell Sekiyu KK	236,891
105,258		Snam S.p.A	482,873
8,232		Suncor Energy, Inc.	257,652
25,033		Tenaris SA	379,482
26,008		Total SA	1,384,503
382		US Silica Holdings, Inc.	14,516
8,966		Valero Energy Corp.	551,140
1,592		Western Refining, Inc.	57,630
12,702		World Fuel Services Corp.	448,889
		TOTAL	11,615,202
		Financials—10.2%
12,000		AEON Credit Service Ltd.	246,787
11,133		AGEAS	449,700
10,400		AIA Group Ltd.	73,825
25,867		AMP Ltd.	97,109
29,970		AXA SA	800,362
5,584		Admiral Group PLC	146,577
13,567		Aegon N.V.	67,493
7,722		Aflac, Inc.	582,084
5,733		Allianz SE	1,101,006
6,622		Allstate Corp.	571,743
24,382		Ally Financial, Inc.	452,042
614	[1]	Ambac Financial Group, Inc.	10,143
894		American National Insurance Co.	105,072
161		Amerisafe, Inc.	8,340
25,064		AmTrust Financial Services, Inc.	329,341
68		Argo Group International Holdings Ltd.	4,209
4,982		Assurant, Inc.	488,136
3,195		Assured Guaranty Ltd.	124,797
2,647		Astoria Financial Corp.	49,022
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
30,865		Australia & New Zealand Banking Group, Melbourne	$641,951
1,671		BNP Paribas SA	118,123
134,000		BOC Hong Kong (Holdings) Ltd.	604,361
23,460		Banco Santander SA	152,438
1,804		Bancorpsouth, Inc.	51,775
2,125		Bank Hapoalim Ltd.	14,144
62,932	[1]	Bank Leumi Le-Israel	307,548
92,253		Bank of America Corp.	2,067,390
7,954		Bank of Montreal	533,878
7,037		Bank of Nova Scotia	397,054
22,242		Bendigo Bank	186,382
4,817	[1]	Berkshire Hathaway, Inc., Class B	796,154
705		Blackrock, Inc.	288,514
3,064		Boston Private Financial Holdings	44,428
3,006		CNO Financial Group, Inc.	61,593
24,055		CNP Assurances	529,664
2,432		CVB Financial Corp.	49,370
5,257		CYS Investments, Inc.	44,317
8,157		Canadian Imperial Bank of Commerce	637,778
4,475		Capstead Mortgage Corp.	47,167
1,491		Cathay Bancorp, Inc.	52,931
905		CenterState Banks of Florida	21,756
792		Chemical Financial Corp.	35,616
18,867		Citigroup, Inc.	1,142,208
58,813	[1]	Commerzbank AG	621,130
4,340		Commonwealth Bank of Australia, Sydney	256,676
151,465		Corp Mapfre SA	538,847
40,819		Credit Agricole SA	626,622
30,116	[1]	Credit Suisse Group AG	13,992
30,116		Credit Suisse Group AG	413,748
1,000		DBS Group Holdings Ltd.	14,798
10,174		Danske Bank	382,767
42,947		Direct Line Insurance Group PLC	192,943
5,232		Discover Financial Services	307,118
3,217		DnB ASA	54,574
14,296	[1]	E*Trade Financial Corp.	494,785
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
127	[1]	Eagle Bancorp, Inc.	$7,245
9,006		East West Bancorp, Inc.	492,898
465		Enterprise Financial Services Corp.	18,647
2,182		Erste Group Bank AG	79,206
1,141	[1]	Essent Group Ltd.	41,384
2,545		EverBank Financial Corp.	49,500
171		Evercore Partners, Inc., Class A	11,594
295	[1]	FCB Financial Holdings, Inc.	13,511
947	[1]	FNFV Group	13,211
181		First Financial Corp.	8,245
2,159		First Midwest Bancorp, Inc.	47,843
2,918	[1]	Genworth Financial, Inc. , Class A	10,680
15,002		Gjensidige Forsikring ASA	241,882
1,122		Great Western Bancorp, Inc.	42,479
1,316		Great-West Lifeco, Inc.	32,714
75,714		HSBC Holdings PLC	659,896
4,265		Hannover Rueck SE	508,157
6,551		Hartford Financial Services Group, Inc.	323,554
377		Heartland Financial USA, Inc.	16,908
2,196		Home Bancshares, Inc.	51,408
284	[1]	HomeStreet, Inc.	7,611
1,800		Hong Kong Exchanges & Clearing Ltd.	45,422
2,508		Hope Bancorp, Inc.	43,664
45,083		ING Groep N.V.	753,241
272	[1]	INTL FCStone, Inc.	9,400
424		Iberiabank Corp.	32,733
6,210		Industrial Alliance Insurance & Financial Services, Inc.	229,901
530		Industrivarden AB	12,497
90,905		Insurance Australia Group Ltd.	429,086
6		International Bancshares Corp.	199
3,147		Invesco Mortgage Capital, Inc.	50,793
4,581		Investors Bancorp, Inc., New	60,607
28,348		JPMorgan Chase & Co.	2,328,788
2,203		KBC Group	165,524
471	[1]	KCG Holdings, Inc.	9,354
594		Kearny Financial Corp.	8,286
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
666		LegacyTexas Financial Group, Inc.	$23,457
98,808		Legal & General Group PLC	320,953
3,912	[1]	MBIA, Inc.	32,039
5,418	[1]	MGIC Investment Corp.	57,322
4,906		MSCI Inc., Class A	499,087
2,139		MTGE Investment Corp.	39,037
9,400		Mitsubishi UFJ Financial Group, Inc.	58,483
16,273		Morgan Stanley	679,235
15,540		NN Group NV	558,896
18,781		National Australia Bank Ltd., Melbourne	419,972
1,378		National Bank of Canada, Montreal	54,351
1,842	[1]	Nationstar Mortgage Holdings, Inc.	30,061
31,316		Navient Corp.	451,890
1,098		New Residential Investment Corp.	17,667
60,298		Nordea Bank AB	772,994
2,877		Northwest Bancshares, Inc.	44,277
707		OM Asset Management PLC	9,870
188,550		Old Mutual PLC	457,581
2,650		Oritani Financial Corp.	43,858
1,300		Oversea-Chinese Banking Corp. Ltd.	9,858
54		PJT Partners, Inc.	2,088
5,045		PNC Financial Services Group	598,841
952		Partners Group Holding AG	583,359
1,607		Pennymac Mortgage Investment Trust	28,155
2,500		Popular, Inc.	93,000
765		Primerica, Inc.	55,233
1,017		PrivateBancorp, Inc.	60,603
42,396		RSA Insurance Group PLC	341,927
3,477		Radian Group, Inc.	55,841
305	[1]	Raiffeisen Bank International AG	8,039
3,287		RenaissanceRe Holdings Ltd.	469,581
88,500		Resona Holdings, Inc.	453,273
16,683		Royal Bank of Canada, Montreal	1,153,120
16,298		Schwab (Charles) Corp.	631,547
13,831		Scor Regroupe	545,485
1,468	[1]	Signature Bank	209,953
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
49,471		Skand Enskilda BKN, Class A	$595,239
8,563		Societe Generale, Paris	449,735
6,940		State Street Corp.	565,332
2,443		Sterling Bancorp	52,402
409		Sun Life Financial Services of Canada	13,428
21,340		Swedbank SA	514,435
3,949		TD Ameritrade Holding Corp.	147,535
4,717		The Travelers Cos, Inc.	588,917
55,838		Three I Group	644,552
17,286		Toronto-Dominion Bank	824,087
834		Trustmark Corp.	25,362
255		U.S. Bancorp	12,977
24,226		UBS Group AG	385,352
465		United Financial Bancorp, Inc.	7,528
21,831		United Mizrahi Bank Ltd.	388,576
40,400		United Overseas Bank Ltd.	671,127
730		Universal Insurance Holdings, Inc.	17,995
600	[1]	Walker & Dunlop, Inc.	28,026
15,769		Wells Fargo & Co.	806,427
30,897		Westpac Banking Corp. Ltd.	698,965
		TOTAL	42,619,326
		Health Care—6.1%
9,782		Abbott Laboratories	446,646
1,280	[1]	Acorda Therapeutics, Inc.	17,664
1,247	[1]	Actelion Ltd.	354,060
1,650	[1]	Aduro Biotech, Inc.	16,500
3,585		Aetna, Inc.	519,323
7,373	[1]	Agios Pharmaceuticals, Inc.	344,098
1,669	[1]	Alexion Pharmaceuticals, Inc.	163,612
13,900		Alfresa Holdings Corp.	268,261
1,049		Allergan PLC	234,714
796	[1]	Amedisys, Inc.	47,696
6,364		Amgen, Inc.	987,947
272	[1]	Amphastar Pharmaceuticals, Inc.	4,643
3,950		Anthem, Inc.	720,283
1,174	[1]	Array BioPharma, Inc.	8,899
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
698		AstraZeneca PLC	$47,139
1,644		Bayer AG	218,099
157	[1]	BioTelemetry, Inc.	4,529
3,889	[1]	Bioverativ, Inc.	214,245
14,150		Bristol-Myers Squibb Co.	763,393
17,599		Bruker Corp.	478,869
1,125		CIGNA Corp.	181,384
943	[1]	Cambrex Corp.	50,733
4,250		Cardinal Health, Inc.	315,733
301	[1]	Cardiovascular Systems, Inc.	9,039
2,017	[1]	Catalent, Inc.	71,664
2,659	[1]	Celgene Corp.	304,216
55		Coloplast, Class B	4,711
497	[1]	Corcept Therapeutics, Inc.	5,621
572	[1]	Corvel Corp.	26,655
155	[1]	Cotiviti Holdings, Inc.	5,910
2,500		Daiichi Sankyo Co. Ltd.	54,847
4,550		Danaher Corp.	386,477
760	[1]	Diplomat Pharmacy, Inc.	13,026
1,200	[1,4,6]	Dyax Corp., CVR	2,856
1,085	[1]	Emergent Biosolutions, Inc.	34,644
2,506	[1]	Exelixis, Inc.	46,887
8,898	[1]	Express Scripts Holding Co.	531,656
1,827	[1]	FibroGen, Inc.	48,050
8,636		Fresenius SE & Co. KGaA	739,597
348	[1]	Genmab A/S	74,356
1,366	[1]	Genomic Health, Inc.	43,384
56	[1]	Glaukos Corp.	2,280
57,811		GlaxoSmithKline PLC	1,262,992
4,447	[1]	HCA Healthcare, Inc.	364,254
472	[1]	HMS Holdings Corp.	8,600
1,236	[1]	Haemonetics Corp.	50,404
128	[1]	Halozyme Therapeutics, Inc.	1,510
1,329	[1]	Halyard Health, Inc.	47,764
2,624		Humana, Inc.	609,450
35	[1]	ICU Medical, Inc.	5,646
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
1,006	[1]	INC Research Holdings, Inc., Class A	$57,191
692	[1]	Illumina, Inc.	122,733
1,856	[1]	Impax Laboratories, Inc.	28,304
4,097	[1]	Incyte Genomics, Inc.	529,865
5,805	[1]	Intrexon Corp.	123,763
8,014		Johnson & Johnson	1,027,795
18,601	[1]	Juno Therapeutics, Inc.	432,101
547	[1]	LHC Group, Inc.	32,929
8,515		Lilly (Eli) & Co.	677,539
585	[1]	MacroGenics, Inc.	10,384
719	[1]	Magellan Health, Inc.	49,431
105	[1]	Masimo Corp.	9,139
25,200		Medipal Holdings Corp.	464,217
4,736		Medtronic PLC	399,150
8,913		Merck & Co., Inc.	580,325
1,540	[1]	Merit Medical Systems, Inc.	54,670
4,124	[1]	MiMedx Group, Inc.	56,416
15,100		Mitsubishi Tanabe Pharma Corp.	336,068
895	[1]	Natus Medical, Inc.	30,341
10,187		Novartis AG - REG	833,541
12,893		Novo Nordisk A/S, Class B	548,255
889	[1]	Nxstage Medical, Inc.	19,256
467	[1]	Omnicell, Inc.	18,633
29,736	[1]	Opko Health, Inc.	182,579
1,175		Orion Oyj	76,031
794	[1]	PRA Health Sciences, Inc.	57,367
212	[1]	Parexel International Corp.	17,134
8,137		PerkinElmer, Inc.	513,119
22,638		Pfizer, Inc.	739,131
13,142	[1]	Premier, Inc.	453,662
105	[1]	Prestige Brands Holdings, Inc.	5,290
3,222	[1]	Quality Systems, Inc.	49,490
2,020	[1]	Regeneron Pharmaceuticals, Inc.	927,301
1,396	[1]	Repligen Corp.	54,779
1,225		Roche Holding AG	336,567
6,263		Roche Holding AG	1,720,751
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
8,078		Sanofi	$800,732
4,578		Shire PLC	263,709
1,589	[1]	Supernus Pharmaceuticals, Inc.	59,746
9,700		Suzuken Co. Ltd.	319,003
720	[1]	Tivity Health, Inc.	24,444
6,405		UnitedHealth Group, Inc.	1,122,028
167	[1]	Vertex Pharmaceuticals, Inc.	20,641
409	[1]	Wellcare Health Plans, Inc.	70,266
		TOTAL	25,420,782
		Industrials—7.7%
164		3M Co.	33,533
1,326		AAR Corp.	46,330
13,524		ABB Ltd.	340,455
614		ABM Industries, Inc.	26,427
4,160		ADECCO Group AG	310,542
1,107	[1]	Acco Brands Corp.	12,564
1,553		Actuant Corp.	40,300
4,820		Alaska Air Group, Inc.	419,581
26,046		Alfa Laval	525,015
12,398		Allison Transmission Holdings, Inc.	480,051
38	[1]	American Woodmark Corp.	3,526
843		Andritz AG	50,551
64,000		Asahi Glass Co. Ltd.	523,095
16,735		Ashtead Group PLC	338,209
213	[1]	Atkore International Group, Inc.	4,443
49,238		BAE Systems PLC	422,675
3,019		BWX Technologies, Inc.	146,723
3,986	[1]	Babcock & Wilcox Enterprises, Inc.	42,451
5		Boeing Co. (The)	938
11,671		Boskalis Westminster N.V.	402,358
13,174		Bouygues SA	565,169
837		Brady (W.H.) Co.	30,048
204	[1]	Builders Firstsource, Inc.	2,787
8,652		Bunzl PLC	271,160
388	[1]	CBIZ, Inc.	5,859
9,630		CIMIC Group Ltd.	289,913
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
10,016		Canadian National Railway, Co.	$776,530
3,793		Chicago Bridge & Iron Co., N.V.	71,764
56		Comfort Systems USA, Inc.	1,929
1,834	[1]	Continental Building Product, Inc.	44,750
5,921		Crane Co.	459,351
1,877		Cummins, Inc.	296,003
4,479		DSV, De Sammensluttede Vognmad AS	273,014
6,695		Delta Air Lines, Inc.	328,925
20,737		Deutsche Post AG	757,248
1,592	[1]	DigitalGlobe, Inc.	49,591
17,666		Edenred	466,220
21		EnerSys, Inc.	1,555
274	[1]	Engility Holdings, Inc.	7,214
572		EnPro Industries, Inc.	38,215
103	[1]	FTI Consulting, Inc.	3,557
700		Fanuc Ltd.	137,781
3,413		FedEx Corp.	661,576
1,350		Geberit International AG	632,411
2,265		General Dynamics Corp.	460,361
19,181		General Electric Co.	525,176
248		Global Brass & Copper Holdings, Inc.	7,514
233		Greenbrier Cos., Inc.	10,310
319		HNI Corp.	13,723
490	[1]	Harsco Corp.	7,301
1,078	[1]	Hawaiian Holdings, Inc.	54,008
7,656		Heico Corp., Class A	479,648
1,473		Hillenbrand, Inc.	52,586
2,922		Hochtief AG	537,725
67	[1]	Hub Group, Inc.	2,402
4,050		Huntington Ingalls Industries, Inc.	793,030
1,102,100		Hutchison Port Holdings TR-U	446,369
46	[1]	ICF International, Inc.	2,164
31,085		IMI PLC	502,468
4,493		Illinois Tool Works, Inc.	634,501
10,644		Ingersoll-Rand PLC	953,702
598		Insperity, Inc.	45,119
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
1,891		Interface, Inc.	$38,860
34,255		International Consolidated Airlines Group SA	267,102
12,300		JGC Corp.	186,157
16,700		JTEKT Corp.	251,072
2,900		Japan Airlines Co. Ltd.	85,014
9,000		Kajima Corp.	69,193
1,805		Knoll, Inc.	38,808
143		Kone Corp. OYJ, Class B	7,093
914		Korn/Ferry International	29,349
487		Kuehne & Nagel International AG	78,654
392		LSC Communications, Inc.	8,338
2,971		L3 Technologies, Inc.	500,881
197	[1]	MOOG, Inc., Class A	13,798
2,461	[1]	MRC Global, Inc.	44,421
258		MSA Safety, Inc.	20,924
5,800		Makita Corp.	218,536
4,703		Manpower Group, Inc.	479,095
85,200		Marubeni Corp.	526,777
8,355		Masco Corp.	311,224
1,323	[1]	Mastec, Inc.	56,095
2,963	[1]	Meritor, Inc.	46,134
11,200		Misumi Corp.	252,956
19,400		Mitsubishi Electric Corp.	267,760
14,800		Mitsui & Co. Ltd.	199,987
1,367		Mueller Industries, Inc.	38,659
3,950		Mueller Water Products, Inc.	44,161
21,400		NGK Insulators Ltd.	430,452
1,482	[1]	NOW, Inc.	24,468
59,000		NWS Holdings Ltd.	114,256
33,000		Nippon Express Co. Ltd.	203,679
2,512		Nordson Corp.	291,091
4,539		Norfolk Southern Corp.	562,972
8,121		Osram Licht AG	622,500
8,091		Owens Corning, Inc.	504,878
3,380		Parker-Hannifin Corp.	532,249
16	[1]	Patrick Industries, Inc.	1,059
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
9,024		Prysmian S.p.A	$251,221
27,461		Qantas Airways Ltd.	102,274
9,120		Randstad Holdings N.V.	527,333
18,521		Relx PLC	397,228
18,912		Rexel SA	333,688
2,236	[1]	Rexnord Corp.	50,981
3,428		Rockwell Automation, Inc.	544,092
1,982		Rollins, Inc.	85,365
500		SMC Corp.	158,183
5,122		SNC-Lavalin Group, Inc.	196,523
685	[1]	SPX Corp.	16,502
2,494		Schindler Holding AG	535,366
250		Schindler Holding AG	52,023
15,000		Shimizu Corp.	151,307
1,773		Siemens AG	253,073
9,600		Singapore Technologies Engineering Ltd.	25,814
293		Skf B	5,981
1,465		SkyWest, Inc.	50,250
23,989		Smiths Group PLC	496,047
10,702		Southwest Airlines Co.	643,083
6,349		Stanley Black & Decker, Inc.	873,876
2,987		Steelcase, Inc., Class A	50,032
1,240	[1]	Swift Transportation Co.	29,698
9,000		Taisei Corp.	76,926
7,476		Toro Co.	512,031
43,000		Toshiba Corp.	97,924
14,400		Toyota Tsusho Corp.	441,811
23	[1]	Trex Co., Inc.	1,478
2,025	[1]	TriMas Corp.	44,145
445		Triumph Group, Inc.	14,507
149	[1]	TrueBlue, Inc.	4,001
3,121		Union Pacific Corp.	344,246
1,620	[1]	Univar, Inc.	49,280
16		Universal Forest Products, Inc.	1,407
47	[1]	Veritiv Corp.	2,077
2,592		Vestas Wind Systems A/S	230,851
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
6,917		Volvo AB	$113,318
6,127		Wolseley PLC	404,058
2,836		Wolters Kluwer NV	124,369
12,800		Yamato Holdings Co. Ltd.	278,307
4,049		Zodiac SA	107,249
		TOTAL	31,917,021
		Information Technology—8.3%
1,986	[1]	ACI Worldwide, Inc.	45,400
370		AVX Corp.	6,057
126	[1]	Acacia Communications, Inc.	5,927
1,758	[1]	Adobe Systems, Inc.	249,390
800	[1]	Advanced Energy Industries, Inc.	61,544
6,540	[1]	Advanced Micro Devices, Inc.	73,183
87	[1]	Alarm.com Holdings, Inc.	2,832
1,448		Alliance Data Systems Corp.	349,156
1,465	[1]	Alphabet, Inc., Class A	1,446,087
1,670	[1]	Alphabet, Inc., Class C	1,611,316
4,300		Alps Electric Co.	121,015
11,078		Amadeus IT Group SA	645,381
4,212	[1]	Amkor Technology, Inc.	47,764
26,776		Apple, Inc.	4,090,302
16,593		Applied Materials, Inc.	761,287
459	[1]	Aspen Technology, Inc.	28,072
76,551	[2,3]	Auto Trader Group PLC	410,790
6,206		Automatic Data Processing, Inc.	635,308
3,018	[1]	Bankrate, Inc.	31,538
1,652	[1]	Benchmark Electronics, Inc.	53,360
119	[1]	Benefitfocus, Inc.	3,784
115	[1]	Blackline, Inc.	3,882
138	[1]	Blucora, Inc.	2,829
582	[1]	Bottomline Technologies, Inc.	14,556
1,634		Broadcom Ltd.	391,310
22,800		Brother Industries Ltd.	506,558
7,526		CDK Global, Inc.	462,548
3,448		CDW Corp.	207,501
308	[1]	Cavium, Inc.	22,475
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
263	[1]	Cirrus Logic, Inc.	$17,345
38,781		Cisco Systems, Inc.	1,222,765
28,115	[1]	CommerceHub, Inc., Class C	483,016
2,589	[1]	CommScope Holdings Co., Inc.	95,767
178		Constellation Software, Inc.	92,052
1,149	[1]	Cornerstone OnDemand, Inc.	42,927
7,688	[1]	Dell Technologies, Inc.	533,470
853		Diebold Nixdorf, Inc.	22,562
260	[1]	Diodes, Inc.	6,659
3,835	[1]	Endurance International Group Holdings, Inc.	28,954
511	[1]	Entegris, Inc.	12,622
172	[1]	ePlus, Inc.	13,545
39,572		Ericsson LM, Class B	288,742
2,625		Evertec, Inc.	43,312
52	[1]	Fabrinet	1,832
10,582	[1]	Facebook, Inc.	1,602,750
107		Fair Isaac & Co., Inc.	14,195
1,853	[1]	Finisar Corp.	45,695
4,316	[1]	First Data Corp., Class A	73,933
12,313	[1]	Fortinet, Inc.	484,393
25,000		Fujitsu Ltd.	182,514
713	[1]	GOGO, Inc.	9,219
4,359	[1]	Gartner Group, Inc., Class A	521,336
532	[1]	Gigamon, Inc.	20,296
3,800		Hitachi High-Technologies Corp.	151,219
100,000		Hitachi Ltd.	604,342
286	[1]	Insight Enterprises, Inc.	11,880
10,267		Intel Corp.	370,741
652		InterDigital, Inc.	52,812
672		International Business Machines Corp.	102,567
374		j2 Global, Inc.	31,648
6,287		Lam Research Corp.	975,554
131	[1]	Lumentum Holdings, Inc.	7,474
442	[1]	Macom Technology Solutions Holdings, Inc.	26,949
588		Marvell Technology Group Ltd.	10,137
1,208	[1]	MaxLinear, Inc.	37,629
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
531		Methode Electronics, Inc., Class A	$21,320
15	[1]	Microsemi Corp.	737
41,387		Microsoft Corp.	2,890,468
9	[1]	MindBody, Inc.	252
9,300		Mixi, Inc.	583,813
1,159		Monotype Imaging Holdings, Inc.	22,658
10,090	[1]	NCR Corp.	388,768
345		NIC, Inc.	6,986
8,551		NVIDIA Corp.	1,234,337
616	[1]	Netgear, Inc.	25,841
1,961		Oracle Corp.	89,010
3,100		Otsuka Corp.	190,818
5,201	[1]	PayPal Holdings, Inc.	271,544
199		Plantronics, Inc.	10,531
1,442		Progress Software Corp.	42,106
216	[1]	Proofpoint, Inc.	18,576
302	[1]	RealPage, Inc.	10,449
381	[1]	RingCentral, Inc.	12,992
1,980		SAP SE	212,358
35,470		STMicroelectronics N.V.	585,698
24,497		Sage Group PLC/The	227,602
4,847	[1]	Salesforce.com, Inc.	434,485
597	[1]	ScanSource, Inc.	22,686
726		Science Applications International Corp.	55,169
1,623	[1]	Semtech Corp.	61,999
5,348		Skyworks Solutions, Inc.	569,188
36	[1]	Stamps.com, Inc.	4,964
473	[1]	Sykes Enterprises, Inc.	15,765
28,128		Symantec Corp.	852,560
87		Synnex Corp.	9,680
6,814	[1]	Synopsys, Inc.	510,164
2,082		Syntel, Inc.	36,393
3,979		TE Connectivity Ltd.	313,744
360	[1]	Take-Two Interactive Software, Inc.	27,626
175		TeleTech Holdings, Inc.	7,446
11,531		Texas Instruments, Inc.	951,192
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
2,771		TiVo Corp.	$49,324
3,900		Tokyo Electron Ltd.	553,469
2,740		Travelport Worldwide Ltd.	36,990
728	[1]	Ubiquiti Networks, Inc.	34,332
704		Universal Display Corp.	79,834
5,187	[1]	VMware, Inc., Class A	503,917
1,068	[1]	Verint Systems, Inc.	43,895
5,419	[1]	Viavi Solutions, Inc.	60,855
2,720		Visa, Inc., Class A	259,026
505		Vishay Intertechnology, Inc.	8,257
498	[1]	WebMd Health Corp.	27,878
67,681		Xerox Corp.	478,505
12,968	[1]	Yahoo, Inc.	652,550
153,400	[1]	Zynga, Inc.	539,968
		TOTAL	34,582,730
		Materials—2.7%
4,181	[1]	AK Steel Holding Corp.	25,504
7,000		Air Water, Inc.	126,036
972		Akzo Nobel NV	81,277
6,111		Amcor Ltd.	69,575
11,479	[1]	Anglo American PLC	155,927
24,000		Asahi Kasei Corp.	230,893
5,855		Avery Dennison Corp.	493,342
1,376		BASF SE	129,726
6,372		BHP Billiton PLC	95,783
4,127		Barrick Gold Corp.	68,251
4,102	[1]	Berry Global Group, Inc.	237,875
1,595	[1]	Boise Cascade Co.	42,985
3,590		Cabot Corp.	187,506
898		Chemours Co. (The)	35,911
1,596	[1]	Cliffs Natural Resources, Inc.	9,400
1,461	[1]	Coeur Mining, Inc.	13,558
2,499		Commercial Metals Corp.	45,232
7,082	[2,3]	Covestro AG	530,598
873		EMS-Chemie Holdings AG	613,317
3,562		Eagle Materials, Inc.	335,897
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
3,942		Ferroglobe PLC	$41,549
5,107	[1,4]	Ferroglobe Representation & Warranty Insurance Trust	0
93,084		Fortescue Metals Group Ltd.	334,469
184,881		Glencore Xstrata PLC	688,562
897		Greif, Inc., Class A	53,327
46		Innophos Holdings, Inc.	1,945
217		KMG Chemicals, Inc.	12,137
1,358		Koninklijke DSM NV	101,020
250	[1]	Koppers Holdings, Inc.	9,013
30,600		Kuraray Co. Ltd.	550,489
3,848		Lanxess	288,246
835	[1]	Louisiana-Pacific Corp.	18,604
1,864		Martin Marietta Materials	417,722
27,200		Mitsubishi Chemical Holdings Corp.	206,151
13,420		Mondi PLC	350,392
11,086		Newmont Mining Corp.	378,587
8,735		Nucor Corp.	507,504
7,566		Rio Tinto PLC	302,417
2,101		Sherwin-Williams Co.	697,049
94		Sika AG	606,101
52		Stepan Co.	4,400
18,531		Teck Resources Ltd.	329,919
727		Trinseo SA	46,855
13,208		UPM - Kymmene Oyj	373,438
568	[1]	US Concrete, Inc.	37,545
7,183		Umicore	475,160
20,059		Valvoline, Inc.	448,720
1,653		Voest-alpine Stahl	74,860
3,102		Vulcan Materials Co.	386,664
		TOTAL	11,271,438
		Real Estate—2.0%
886		Alexander and Baldwin, Inc.	35,458
1,770		American Tower Corp.	232,206
7,900		Ascendas Real Estate Investment Trust	14,960
15,782		Brixmor Property Group, Inc.	284,707
618		CBL & Associates Properties, Inc.	4,752
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
5,700		Capitacommercial Trust	$6,839
30,300		CapitaLand Ltd.	77,943
279		Colony Starwood Homes	9,645
240		Coresite Realty Corp., REIT	25,267
1,339		Cousins Properties, Inc.	11,462
2,453		Crown Castle International Corp.	249,347
500		Daito Trust Construction Co. Ltd.	78,899
4,519		Deutsche Wohnen AG	177,247
60,441		Dexus Property Group	466,393
1,836		DiamondRock Hospitality Co.	20,361
16,642		Duke Realty Corp.	477,126
875		FelCor Lodging Trust, Inc.	6,274
139		First Industrial Realty Trust	4,014
507		Four Corners Property Trust, Inc.	12,482
30,148		General Property Trust Group	117,424
731		Geo Group, Inc.	21,886
151		Global Net Lease, Inc.	3,404
1,629	[1]	HFF, Inc.	50,809
880		Hersha Hospitality Trust	16,377
28,443		Host Hotels & Resorts, Inc.	511,690
1,837		InfraREIT, Inc.	35,436
785		Investors Real Estate Trust	4,592
949	[1]	iStar Financial, Inc.	11,492
1,790		Kennedy-Wilson Holdings, Inc.	35,084
545		Kite Realty Group Trust	9,794
625		LaSalle Hotel Properties	17,781
44,763		LendLease Group	542,477
644		Liberty Property Trust	26,462
44,500		Link REIT	351,139
1,461	[1]	Marcus & Millichap Co., Inc.	35,327
507		Medical Properties Trust, Inc.	6,566
284,688		Mirvac Group	482,940
158		National Storage Affiliates Trust	3,832
1,504		New Senior Investment Group, Inc.	14,348
16,000		New World Development Co. Ltd.	19,922
507		NorthStar Realty Europe Corp.	6,185
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
1,055		Pebblebrook Hotel Trust	$32,621
1,162		Potlatch Corp.	53,161
14,506		ProLogis, Inc.	805,663
1,097		RLJ Lodging Trust	22,324
15,142		Rayonier, Inc.	425,339
851		Re/Max Holdings, Inc.	45,231
145		Ryman Hospitality Properties, Inc.	9,339
207		STAG Industrial, Inc.	5,585
348		Sabra Health Care REIT, Inc.	8,154
82,098		Scentre Group	259,935
36,834		Segro PLC	238,758
188		Seritage Growth Properties - A REIT	7,379
4,230		Smart Real Estate Investment Trust	96,383
2,251	[1]	St. Joe Co.	39,730
594		Summit Hotel Properties, Inc.	10,633
1,549		Sunstone Hotel Investors, Inc.	24,180
6,600		Suntec Real Estate Investment	8,752
218		Urban Edge Properties	5,197
9,160		Ventas, Inc.	609,048
5,442		Vornado Realty Trust	501,752
2,825		WP Carey, Inc.	184,275
2,136		Washington Prime Group, Inc.	16,298
5,801		Westfield Corp.	36,562
42,000		Wharf Holdings Ltd./The	357,258
843		Xenia Hotels & Resorts, Inc.	15,090
		TOTAL	8,338,996
		Telecommunication Services—1.4%
35,571		AT&T, Inc.	1,370,551
1,026	[1]	Cincinnati Bell, Inc.	17,442
265		Cogent Communications Holdings, Inc.	10,441
17,017		Deutsche Telekom AG	339,015
38	[1]	General Communications, Inc., Class A	1,406
307,095		HKT Trust and HKT Ltd.	402,198
25,400		KDDI Corp.	703,597
25,100		NTT Docomo, Inc.	617,007
58,000		PCCW Ltd.	33,785
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
12,909		Rogers Communications, Inc., Class B	$602,041
249		Shenandoah Telecommunications Co.	7,632
11,353	[1]	T-Mobile USA, Inc.	765,419
103,992		Telstra Corp. Ltd.	340,175
11,570		Verizon Communications	539,625
3,051	[1]	Vonage Holdings Corp.	21,082
1,993		Windstream Holdings, Inc.	8,471
		TOTAL	5,779,887
		Utilities—2.2%
891		American States Water Co.	40,799
654		Atlantica Yield PLC	13,662
3,475		Atmos Energy Corp.	289,502
62,225		AusNet Services	78,427
756		Black Hills Corp.	52,572
58,500		CLP Holdings Ltd.	640,041
5,024		CMS Energy Corp.	238,188
17,769		CenterPoint Energy, Inc.	508,371
5,093		DTE Energy Co.	557,785
2,508	[2,3]	Dong Energy A/S	109,532
4,485		Endesa SA	111,948
46,274		Engie	706,893
16,989		FirstEnergy Corp.	496,758
293,500	[2,3]	HK Electric Investments Ltd.	269,662
108,015		Iberdrola SA	861,444
726		Idacorp, Inc.	63,380
2,643		NRG Yield, Inc.	46,781
38,457		National Grid PLC	540,207
83		New Jersey Resources Corp.	3,478
862		ONE Gas, Inc.	60,900
100,000		Osaka Gas Co.	395,039
14,340		PPL Corp.	572,309
6,483		Public Service Enterprises Group, Inc.	291,152
16,461		RWE AG	334,482
15,931		SSE PLC	308,950
2,006		Sempra Energy	233,679
7,751		Severn Trent	249,753
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
95,638		Terna S.p.A	$540,684
10,700	[1]	Tokyo Electric Power Co. Holdings, Inc.	43,908
9,812		UGI Corp.	502,178
771		WGL Holdings, Inc.	63,793
		TOTAL	9,226,257
		TOTAL COMMON STOCKS (IDENTIFIED COST $193,750,113)	234,440,395
		ASSET-BACKED SECURITIES—0.3%
150,000		American Express Credit Account Master Trust 2014-1, Class A, 1.359%, 12/15/2021	150,717
111,042		AmeriCredit Automobile Receivables Trust 2015-1, Class A3, 1.260%, 11/08/2019	111,024
300,000	[2,3]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.989%, 06/15/2028	301,092
85,777		Navient Student Loan Trust 2014-1, Class A2, 1.334%, 03/27/2023	85,825
265,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.374%, 09/27/2021	265,295
171,000	[2,3]	PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	170,681
160,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	160,296
133,101	[2,3]	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	135,320
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,375,872)	1,380,250
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.2%
		Financials—0.2%
154,998		Federal Home Loan Mortgage Corp., 2.263%, 4/25/2025	155,619
580,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	591,696
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $755,492)	747,315
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.5%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	252,795
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	219,731
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 09/10/2058	211,910
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	462,824
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	302,655
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	$53,462
400,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	420,741
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	102,980
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,053,173)	2,027,098
		CORPORATE BONDS—6.6%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	345,173
50,000		RPM International, Inc., 6.500%, 02/15/2018	51,717
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,365
250,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	249,257
		TOTAL	662,512
		Basic Industry - Metals & Mining—0.1%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	105,903
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	341,347
		TOTAL	447,250
		Basic Industry - Paper—0.0%
150,000	[1,4,5]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	187,517
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.917%, 2/15/2042	76,725
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	82,891
		TOTAL	347,133
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	139,334
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	198,968
		TOTAL	338,302
		Capital Goods - Diversified Manufacturing—0.2%
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	41,454
200,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	199,989
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	108,758
300,000		Valmont Industries, Inc., 5.250%, 10/01/2054	285,589
40,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	41,154
		TOTAL	676,944
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.1%
200,000		CCO Safari II LLC, 4.908%, 07/23/2025	$216,815
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	22,171
		TOTAL	238,986
		Communications - Media & Entertainment—0.3%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	113,504
310,000	[2,3]	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	319,696
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 03/11/2026	21,094
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	77,710
350,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	356,715
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	203,155
		TOTAL	1,091,874
		Communications - Telecom Wireless—0.0%
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	182,132
		Communications - Telecom Wirelines—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	307,380
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	211,936
120,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 03/16/2037	128,197
		TOTAL	647,513
		Consumer Cyclical - Automotive—0.1%
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	280,435
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	70,541
200,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	203,010
		TOTAL	553,986
		Consumer Cyclical - Retailers—0.3%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	106,840
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	299,224
117,446	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	127,399
200,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	194,726
110,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	116,468
140,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	141,713
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	286,218
120,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	111,888
		TOTAL	1,384,476
		Consumer Cyclical - Services—0.2%
250,000		Expedia, Inc., Sr. Unsecd. Note, 5.000%, 02/15/2026	271,859
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
250,000	Visa, Inc., Sr. Unsecd. Note, 1.200%, 12/14/2017	$249,986
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	133,061
	TOTAL	654,906
	Consumer Non-Cyclical - Food/Beverage—0.2%
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	208,291
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 07/15/2025	257,993
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	127,930
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	76,083
	TOTAL	670,297
	Consumer Non-Cyclical - Health Care—0.0%
50,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	51,321
	Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	92,499
	Consumer Non-Cyclical - Products—0.1%
270,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	286,814
	Consumer Non-Cyclical - Tobacco—0.1%
24,000	Altria Group, Inc., 9.250%, 08/06/2019	27,672
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	242,794
	TOTAL	270,466
	Energy - Independent—0.1%
375,000	Canadian Natural Resources Ltd., 3.900%, 02/01/2025	382,405
225,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	224,480
20,000	XTO Energy, Inc., 6.750%, 08/01/2037	27,782
	TOTAL	634,667
	Energy - Integrated—0.2%
135,000	BP Capital Markets PLC, 3.119%, 5/04/2026	134,738
155,000	Husky Energy, Inc., 4.000%, 04/15/2024	159,480
100,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	105,116
35,000	Petro-Canada, Deb., 7.000%, 11/15/2028	44,700
100,000	Petroleos Mexicanos, 6.500%, 06/02/2041	101,230
150,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	153,375
	TOTAL	698,639
	Energy - Midstream—0.3%
325,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	330,767
350,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	346,062
230,000	Enterprise Products Operating, Sr. Unsecd. Note, 3.950%, 02/15/2027	240,989
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Midstream—continued
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	$101,098
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 03/01/2027	81,386
100,000		Williams Partners LP, 4.900%, 1/15/2045	100,494
		TOTAL	1,200,796
		Energy - Oil Field Services—0.1%
140,000		Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	144,768
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	103,000
250,000	[2,3]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	264,434
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	86,250
		TOTAL	598,452
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	235,716
25,000		Valero Energy Corp., 9.375%, 03/15/2019	28,164
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	121,924
		TOTAL	385,804
		Financial Institution - Banking—1.0%
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	350,100
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	111,318
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	361,556
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	306,389
180,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	183,800
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	302,409
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	250,325
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	156,596
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	249,172
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	338,141
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	404,836
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,654
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	62,343
100,000		JPMorgan Chase & Co., 6.750%, 01/29/2049	112,625
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	50,874
300,000		Morgan Stanley, Sr. Unsecd. Note, 2.310%, 01/27/2020	305,087
146,152	[2,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	100,690
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	82,024
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	$234,738
50,000		Wells Fargo & Co., Sr. Unsecd. Note, 2.402%, 10/31/2023	50,910
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	42,129
		TOTAL	4,061,716
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	146,586
95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	107,118
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	246,020
70,000	[2,3]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	72,813
		TOTAL	572,537
		Financial Institution - Finance Companies—0.1%
210,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	219,853
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,821
		Financial Institution - Insurance - Life—0.3%
27,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	35,754
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	385,326
325,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	321,647
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	16,325
100,000	[2,3]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	100,270
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	216,809
		TOTAL	1,076,131
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	77,863
300,000	[2,3]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	372,649
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	49,932
		TOTAL	500,444
		Financial Institution - REIT - Apartment—0.1%
195,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 05/15/2027	196,929
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	310,070
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 09/01/2026	133,068
		TOTAL	640,067
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	$103,280
		Financial Institution - REIT - Office—0.1%
100,000		Alexandria Real Estate Eq, Sr. Unsecd. Note, 3.95%, 01/15/2028	102,541
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	321,821
		TOTAL	424,362
		Financial Institution - REIT - Other—0.1%
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	103,670
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	167,819
		TOTAL	271,489
		Financial Institution - REIT - Retail—0.0%
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	30,835
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	64,841
		Municipal Services—0.1%
137,987	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	154,627
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	111,685
		TOTAL	266,312
		Sovereign—0.1%
255,000	[2,3]	Australia, Government of, Sr. Unsecd. Note, 4.000%, 06/21/2019	197,867
30,000,000		KfW, 2.050%, 02/16/2026	322,656
		TOTAL	520,523
		Technology—0.6%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	309,134
100,000		Apple, Inc., Sr. Unsecd. Note, 3.850%, 08/04/2046	98,774
270,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	282,259
320,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.020%, 06/15/2026	353,570
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	124,480
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	104,686
210,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	234,465
150,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	156,092
300,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	316,927
380,000	[2,3]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	387,752
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
70,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	$76,794
		TOTAL	2,444,933
		Transportation - Railroads—0.0%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	145,132
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	59,528
		TOTAL	204,660
		Transportation - Services—0.2%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	76,273
62,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	63,756
100,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	100,814
335,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	345,235
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	100,848
140,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 03/01/2022	141,340
		TOTAL	828,266
		Utility - Electric—0.6%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	133,583
120,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 09/01/2026	114,592
190,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 06/15/2046	197,420
270,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	269,935
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	301,563
9,511	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	9,534
100,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	108,322
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	299,757
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub., 5.250%, 04/20/2046	147,231
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	201,814
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	403,107
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	43,489
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	131,632
		TOTAL	2,361,979
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	$202,769
300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	307,965
	TOTAL	510,734
	TOTAL CORPORATE BONDS (IDENTIFIED COST $26,697,831)	27,278,552
	MORTGAGE-BACKED SECURITIES—0.0%
2,137	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,469
1,428	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	1,680
1,369	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	1,557
2,076	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	2,371
988	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,136
2,194	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	2,498
2,621	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	2,680
452	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	462
3,034	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	3,518
2,441	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	2,781
8,517	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	9,654
1,402	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	1,416
1,834	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	1,857
5,330	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	6,067
8,955	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	9,969
3,729	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	3,811
873	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,021
379	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	440
3,784	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	4,391
1,065	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	1,109
49	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	51
8,213	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	9,321
3,525	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	4,000
2,789	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	3,117
6,275	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	6,907
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
8,063		Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	$9,432
4,248		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	5,013
10,476		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	12,164
15,675		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	18,023
435		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	481
2,146		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,515
1,563		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	1,759
352		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	412
193		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	223
4,562		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	5,297
3,311		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	3,806
448		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	504
4,404		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	5,056
3,533		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	4,030
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $135,976)	152,998
		FOREIGN GOVERNMENTS/AGENCIES—7.4%
		Sovereign—7.4%
700,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.75%, 11/21/2027	534,059
690,000		Belgium, Government of, Series 68, 2.25%, 6/22/2023	887,191
680,000	[2,3]	Belgium, Government of, Series 74, 0.8%, 6/22/2025	793,725
200,000		Canada, Government of, Bond, 3.25%, 6/01/2021	161,885
480,000		Canada, Government of, Series WL43, 5.750%, 06/01/2029	520,014
936,000		France, Government of, 0.5%, 05/25/2025	1,063,336
620,000		France, Government of, 3.25%, 10/25/2021	807,197
550,000		France, Government of, Bond, 4.500%, 04/25/2041	980,281
870,000		Germany, Government of, 1.75%, 2/15/2024	1,104,511
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
300,000		Germany, Government of, Bond, Series 03, 4.75%, 7/04/2034	$553,954
760,000		Germany, Government of, Unsecd. Note, 1.000%, 08/15/2025	920,575
150,000		Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	181,916
200,000		Italy, Government of, 2.500%, 5/01/2019	235,703
1,000,000		Italy, Government of, 3.750%, 5/01/2021	1,263,666
220,000		Italy, Government of, 4.250%, 3/01/2020	274,594
1,280,000		Italy, Government of, Sr. Unsecd. Note, 0.65%, 10/15/2023	1,377,749
195,000	[2,3]	Italy, Government of, Sr. Unsecd. Note, 2.7%, 03/01/2047	195,318
500,000		Italy, Government of, Unsecd. Note, 1.60%, 06/01/2026	544,544
58,000	[2,3]	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	65,066
210,000,000		Japan, Government of, Series 313, 1.3%, 3/20/2021	1,999,276
170,000,000		Japan, Government of, Series 65, 1.9%, 12/20/2023	1,734,982
142,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.1%, 12/20/2029	1,587,323
185,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.3%, 06/20/2035	1,906,344
140,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.7%, 9/20/2044	1,552,957
30,000		Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	38,054
23,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.00%, 12/11/2019	1,169,008
850,000	[2,3]	Netherlands, Government of, 1.75%, 7/15/2023	1,066,291
535,000		Spain, Government of, 2.75%, 4/30/2019	637,232
260,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	290,289
880,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	1,109,644
400,000	[2,3]	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	503,912
2,600,000		Sweden, Government of, Series 1059, 1.00%, 11/12/2026	313,333
430,000		United Kingdom, Government of, Unsecd. Note, 4.25%, 6/07/2032	765,231
700,000		United Kingdom, Government of, Unsecd. Note, 1.50%, 01/22/2021	943,088
1,010,000		United Kingdom, Government of, 1.75%, 9/07/2022	1,390,021
170,000		United Kingdom, Government of, 2.75%, 9/07/2024	250,567
380,000		United Kingdom, Government of, 3.25%, 1/22/2044	646,532
250,000		United Kingdom, Government of, 4.25%, 12/07/2027	424,867
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $30,360,305)	30,794,235
		MUNICIPAL BOND—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	109,494
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	U.S. TREASURY—1.7%
215,786	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	$208,803
1,041,050	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,050,002
1,954,416	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	1,969,773
145,000	United States Treasury Bond, 2.500%, 5/15/2046	134,021
3,000	United States Treasury Bond, 3.000%, 11/15/2045	3,073
200,000	United States Treasury Note, 0.750%, 2/28/2018	199,348
500,000	United States Treasury Note, 0.750%, 7/31/2018	497,368
600,000	United States Treasury Note, 0.875%, 5/31/2018	598,031
100,000	United States Treasury Note, 1.000%, 10/15/2019	99,240
650,000	United States Treasury Note, 1.250%, 12/31/2018	650,065
650,000	United States Treasury Note, 1.250%, 4/30/2019	649,594
975,000	United States Treasury Note, 1.500%, 4/15/2020	977,074
	TOTAL U.S. TREASURY (IDENTIFIED COST $7,018,120)	7,036,392
	EXCHANGE-TRADED FUNDS—9.7%
651,923	iShares Core MSCI Emerging Markets ETF	32,491,843
31,928	iShares S&P 500 Index Fund	7,755,311
	TOTAL EXCHANGE-TRADED FUNDS IDENTIFIED COST $37,356,644)	40,247,154
	INVESTMENT COMPANIES—14.0%[6]
3,147,641	Emerging Markets Core Fund	32,011,511
249,066	Federated Bank Loan Core Fund	2,533,004
1,397,877	Federated Mortgage Core Portfolio	13,797,049
487,326	Federated Project and Trade Finance Core Fund	4,478,524
966,808	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.00%[7]	967,098
671,309	High Yield Bond Portfolio	4,343,365
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $57,293,583)	58,130,551
	TOTAL INVESTMENTS—96.7% (IDENTIFIED COST $356,887,109)[8]	402,344,434
	OTHER ASSETS AND LIABILITIES - NET—3.3%[9]	13,781,602
	TOTAL NET ASSETS—100%	$416,126,036
Semi-Annual Shareholder Report

At May 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Long Futures	113	$13,289,189	June 2017	$(37,066)
[1]Australia 10-Year Bond Long Futures	15	$1,467,681	June 2017	$10,652
1CAC 40 10-Year Euro Long Futures	127	$7,513,472	June 2017	$(73,783)
[1]Canada 10-Year Bond Long Futures	90	$9,691,231	September 2017	$30,951
1CBOE VIX Volatility Index Short Futures	262	$3,098,150	June 2017	$38,449
1DAX Index Short Futures	10	$3,549,222	June 2017	$(4,415)
[1]Euro Bund Long Futures	111	$20,239,970	June 2017	$159,535
[1]Euro-OAT Long Futures	4	$681,064	June 2017	$3,551
1FTSE 100 Index Short Futures	262	$25,345,060	June 2017	$(1,193,038)
1FTSE JSE Top 40 Short Futures	674	$24,312,822	June 2017	$202,151
1FTSE/MIB Index Long Futures	26	$3,031,403	June 2017	$(55,895)
[1]Hang Seng Index Long Futures	107	$17,494,062	June 2017	$25,020
1IBEX 35 Index Short Futures	50	$6,097,821	June 2017	$(65,905)
[1]Japan 10-Year Bond Short Futures	9	$12,244,063	June 2017	$(1,453)
1KOSPI2 Index Short Futures	49	$3,338,771	June 2017	$(125,465)
[1]Long GILT Short Futures	16	$2,637,510	September 2017	$(1,466)
[1]Mini MSCI Emerging Market Long Futures	297	$14,906,430	June 2017	$149,015
1MSCI Singapore IX ETS Short Futures	508	$13,072,193	June 2017	$179,688
1MSCI Taiwan Index Short Futures	72	$2,684,160	June 2017	$21,947
1OMXS 30 Index Short Futures	468	$8,820,029	June 2017	$(34,611)
1S&P 500 E-Mini Short Futures	40	$4,822,200	June 2017	$(17,700)
1S&P/TSX 60 IX Long Futures	36	$4,824,163	June 2017	$(52,512)
1SPI 200 Long Futures	55	$5,864,524	June 2017	$(68,308)
[1]Swiss Market Index Short Futures	61	$5,680,863	June 2017	$(16,634)
1TOPIX Index Long Futures	99	$14,034,312	June 2017	$(10,493)
[1]United States Treasury Notes 10-Year Short Futures	177	$22,354,547	September 2017	$(51,064)
[1]United States Treasury Notes 10-Year Ultra Short Futures	24	$3,257,625	September 2017	$(21,619)
[1]United States Treasury Notes 2-Year Long Futures	50	$10,824,219	September 2017	$3,114
[1]United States Treasury Notes 5-Year Short Futures	1	$118,313	September 2017	$(221)
[1]United States Treasury Ultra Bond Long Futures	13	$2,146,625	September 2017	$28,626
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(978,949)
Semi-Annual Shareholder Report

At May 31, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
6/1/2017	JPMorgan Chase	3,093,500 AUD	$2,292,605	$6,021
6/1/2017	JPMorgan Chase	12,454,000 AUD	$9,276,362	$(22,414)
6/1/2017	JPMorgan Chase	12,312,000 EUR	$13,525,264	$305,414
6/1/2017	JPMorgan Chase	1,626,000 GBP	$2,116,506	$(21,485)
6/1/2017	Citibank N.A.	487,448,000 JPY	$4,293,684	$107,653
6/1/2017	JPMorgan Chase	72,957,000 MXN	$3,918,606	$(5,863)
6/1/2017	JPMorgan Chase	62,966,500 NOK	$7,552,902	$(100,628)
6/1/2017	JPMorgan Chase	1,147,000 NZD	$800,142	$12,507
6/1/2017	JPMorgan Chase	6,531,500 NZD	$4,622,408	$5,159
6/1/2017	JPMorgan Chase	40,553,000 SEK	$4,600,786	$65,090
6/1/2017	JPMorgan Chase	10,908,500 SGD	$7,868,401	$15,456
6/1/2017	JPMorgan Chase	3,570,000 TRY	$1,006,832	$5,101
6/8/2017	JPMorgan Chase	11,062,000 CHF	$11,357,040	$68,201
6/8/2017	JPMorgan Chase	12,312,000 EUR	$13,841,335	$(6,859)
6/8/2017	JPMorgan Chase	3,380,500 GBP	$4,400,808	$(44,534)
6/8/2017	JPMorgan Chase	1,035,000,000 JPY	$9,302,060	$45,172
6/8/2017	JPMorgan Chase	29,187,000 MXN	$1,561,961	$1,780
6/8/2017	JPMorgan Chase	29,817,000 MXN	$1,595,676	$1,819
6/8/2017	JPMorgan Chase	29,817,000 MXN	$1,595,676	$1,819
6/8/2017	JPMorgan Chase	7,503,000 NOK	$886,814	$1,260
6/8/2017	JPMorgan Chase	40,553,000 SEK	$4,660,524	$6,747
6/8/2017	JPMorgan Chase	10,908,500 SGD	$7,877,311	$7,133
6/15/2017	JPMorgan Chase	6,622,500 CHF	$6,801,209	$42,020
6/15/2017	JPMorgan Chase	895,000 EUR	$1,000,302	$5,758
6/15/2017	Citibank N.A.	454,920,000 KRW	$400,000	$6,400
6/15/2017	Citibank N.A.	2,483,800,000 KRW	$2,200,000	$18,887
6/15/2017	Citibank N.A.	3,626,350,000 KRW	$3,250,000	$(10,423)
6/15/2017	Citibank N.A.	4,048,200,000 KRW	$3,600,000	$16,434
6/15/2017	Citibank N.A.	4,397,640,000 KRW	$3,900,000	$28,604
6/15/2017	Citibank N.A.	4,841,985,000 KRW	$4,350,000	$(24,443)
6/15/2017	Citibank N.A.	4,913,920,000 KRW	$4,400,000	$(10,181)
6/15/2017	Citibank N.A.	5,643,500,000 KRW	$5,000,000	$41,585
6/15/2017	Citibank N.A.	6,714,000,000 KRW	$6,000,000	$(2,090)
6/15/2017	JPMorgan Chase	13,089,500 SEK	$1,499,934	$7,172
8/11/2017	JPMorgan Chase	900,000 AUD	12,942,766 MXN	$(18,144)
8/11/2017	JPMorgan Chase	300,000 EUR	6,284,278 MXN	$5,068
8/11/2017	JPMorgan Chase	600,000 EUR	12,568,556 MXN	$10,136
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
8/11/2017	JPMorgan Chase	2,540,000 EUR	$2,845,928	$17,898
8/11/2017	JPMorgan Chase	9,327,157 MXN	$500,000	$(5,494)
8/11/2017	JPMorgan Chase	9,327,157 MXN	$500,000	$(5,494)
8/11/2017	Bank of America N.A.	18,761,467 MXN	$1,000,000	$(5,307)
8/11/2017	JPMorgan Chase	937,893 NZD	500,000 GBP	$17,949
8/11/2017	Goldman Sachs	1,879,813 NZD	1,000,000 GBP	$38,749
8/11/2017	Citibank N.A.	4,801,500 RUB	$82,863	$543
8/14/2017	Credit Agricole CIB	132,880,500 JPY	1,700,000 NZD	$1,035
8/14/2017	BNP Paribas SA	71,063,573 JPY	2,400,000 PLN	$(1,023)
8/14/2017	JPMorgan Chase	214,692,932 JPY	$1,940,000	$4,847
Contracts Sold:
6/1/2017	JPMorgan Chase	3,093,500 AUD	$2,310,218	$11,592
6/1/2017	JPMorgan Chase	12,454,000 AUD	$9,299,868	$45,920
6/1/2017	JPMorgan Chase	12,312,000 EUR	$13,836,934	$6,256
6/1/2017	JPMorgan Chase	1,626,000 GBP	$2,100,073	$5,053
6/1/2017	JPMorgan Chase	487,448,000 JPY	$4,379,864	$(21,473)
6/1/2017	JPMorgan Chase	72,957,000 MXN	$3,900,228	$(12,514)
6/1/2017	JPMorgan Chase	62,966,500 NOK	$7,397,016	$(55,258)
6/1/2017	Bank of America N.A.	7,678,500 NZD	$5,298,779	$(141,436)
6/1/2017	JPMorgan Chase	40,553,000 SEK	$4,658,864	$(7,012)
6/1/2017	JPMorgan Chase	10,908,500 SGD	$7,797,976	$(85,882)
6/1/2017	JPMorgan Chase	3,570,000 TRY	$999,982	$(11,951)
6/8/2017	JPMorgan Chase	11,062,000 CHF	$11,401,342	$(23,900)
6/8/2017	JPMorgan Chase	12,312,000 EUR	$13,756,148	$(78,328)
6/8/2017	JPMorgan Chase	3,380,500 GBP	$4,350,739	$(5,535)
6/8/2017	JPMorgan Chase	1,035,000,000 JPY	$9,324,149	$(23,083)
6/8/2017	JPMorgan Chase	29,817,000 MXN	$1,599,502	$2,008
6/8/2017	JPMorgan Chase	7,503,000 NOK	$900,063	$11,988
6/8/2017	JPMorgan Chase	3,034,888 NZD	1,626,000 GBP	$(54,565)
6/8/2017	JPMorgan Chase	40,553,000 SEK	$4,645,399	$(21,872)
6/8/2017	JPMorgan Chase	10,908,500 SGD	$7,868,695	$(15,749)
6/15/2017	JPMorgan Chase	11,146,000 AUD	$8,299,704	$19,533
6/15/2017	BNP Paribas SA	11,195,000 CAD	$8,299,201	$9,947
6/15/2017	JPMorgan Chase	3,965,000 GBP	$5,098,695	$(11,974)
6/15/2017	Bank of America N.A.	1,320,500,000 JPY	$11,901,865	$(27,649)
6/15/2017	Citibank N.A.	801,360,000 KRW	$700,000	$(15,890)
6/15/2017	Citibank N.A.	2,274,000,000 KRW	$2,000,000	$(31,464)
6/15/2017	Citibank N.A.	3,212,020,000 KRW	$2,800,000	$(69,438)
6/15/2017	Citibank N.A.	5,477,220,000 KRW	$4,900,000	$6,960
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
6/15/2017	Citibank N.A.	10,187,100,000 KRW	$9,000,000	$(100,582)
6/15/2017	Citibank N.A.	13,806,240,000 KRW	$12,000,000	$(333,717)
6/15/2017	JPMorgan Chase	78,552,500 MXN	$4,198,511	$(5,097)
6/15/2017	JPMorgan Chase	78,552,500 MXN	$4,198,511	$(5,097)
6/15/2017	JPMorgan Chase	49,071,000 NOK	$5,800,292	$(8,544)
6/15/2017	JPMorgan Chase	3,252,500 NZD	$2,301,038	$(2,699)
6/15/2017	JPMorgan Chase	18,966,000 SGD	$13,696,661	$(12,643)
6/15/2017	JPMorgan Chase	14,949,500 TRY	$4,198,483	$(21,722)
8/11/2017	Bank of America N.A.	900,000 AUD	12,791,430 MXN	$10,120
8/11/2017	BNP Paribas SA	1,300,000 AUD	$970,827	$5,859
8/11/2017	JPMorgan Chase	407,991 CAD	$300,000	$(2,403)
8/11/2017	JPMorgan Chase	1,600,000 EUR	1,379,496 GBP	$(22,732)
8/11/2017	Bank of America N.A.	300,000 EUR	6,342,450 MXN	$(1,983)
8/11/2017	Bank of America N.A.	600,000 EUR	12,730,500 MXN	$(1,550)
8/11/2017	Barclays Bank PLC	1,500,000 EUR	$1,681,995	$(9,240)
8/11/2017	JPMorgan Chase	1,000,000 GBP	$1,284,647	$(6,586)
8/11/2017	JPMorgan Chase	1,900,000 GBP	$2,468,913	$15,568
8/11/2017	Citibank N.A.	9,425,997 MXN	$500,000	$254
8/11/2017	Citibank N.A.	11,470,554 MXN	$600,000	$(8,145)
8/11/2017	Bank of America N.A.	37,394,000 MXN	$2,000,000	$17,449
8/11/2017	JPMorgan Chase	923,543 NZD	500,000 GBP	$(7,797)
8/11/2017	JPMorgan Chase	1,822,777 NZD	1,000,000 GBP	$1,604
8/11/2017	Natixis	1,800,000 NZD	$1,268,100	$(5,414)
8/11/2017	Citibank N.A.	4,801,500 RUB	$80,752	$(2,654)
8/11/2017	JPMorgan Chase	43,081,125 RUB	$750,000	$1,647
8/14/2017	JPMorgan Chase	133,095,907 JPY	1,700,000 NZD	$(2,985)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(469,770)
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2017, these restricted securities amounted to $10,176,688, which represented 2.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2017, these liquid restricted securities amounted to $10,075,998, which represented 2.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Issuer in default.
Semi-Annual Shareholder Report

6	Affiliated holdings and company.
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$126,281,609	$—	$2,856	$126,284,465
International	12,263,805	95,892,125	—	108,155,930
Debt Securities:
Asset-Backed Securities	—	1,380,250	—	1,380,250
Commercial Mortgage-Backed Securities	—	747,315	—	747,315
Collateralized Mortgage Obligations	—	2,027,098	—	2,027,098
Corporate Bonds	—	27,177,862	100,690	27,278,552
Mortgage-Backed Securities	—	152,998	—	152,998
Foreign Governments/Agencies	—	30,794,235	—	30,794,235
Municipal Bond	—	109,494	—	109,494
U.S. Treasury	—	7,036,392	—	7,036,392
Exchange-Traded Funds	40,247,154	—	—	40,247,154
Investment Companies[1]	967,098	—	—	58,130,551
TOTAL SECURITIES	$179,759,666	$165,317,769	$103,546	$402,344,434
Other Financial Instruments
Assets
Futures Contracts	852,699	—	—	852,699
Foreign-Exchange Contracts	—	1,091,175	—	1,091,175
Liabilities
Futures	(1,831,648)	—	—	(1,831,648)
Foreign-Exchange Contracts	—	(1,560,945)	—	(1,560,945)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(978,949)	(469,770)	$—	$(1,448,719)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $57,163,453 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CVR	—Contingent Value Right
EUR	—Euro
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
KRW	—South Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.49	$17.87	$20.29	$21.47	$18.68	$16.98
Income From Investment Operations:
Net investment income	0.16[1]	0.29[1]	0.27[1]	0.18[1]	0.17[1]	0.18[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	1.21	(0.37)	(0.80)	1.10	3.07	1.74
TOTAL FROM INVESTMENT OPERATIONS	1.37	(0.08)	(0.53)	1.28	3.24	1.92
Less Distributions:
Distributions from net investment income	(0.18)	(0.29)	(0.17)	(0.12)	(0.16)	(0.22)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.18)	(0.30)	(1.89)	(2.46)	(0.45)	(0.22)
Redemption Fees	—	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$18.68	$17.49	$17.87	$20.29	$21.47	$18.68
Total Return[3]	7.82%	(0.68)%	(2.80)%	6.53%	17.73%	11.38%
Ratios to Average Net Assets:
Net expenses	1.14%[4]	1.14%	1.16%	1.14%	1.17%	1.22%
Net investment income	1.83%[4]	1.65%	1.45%	0.93%	0.88%	1.01%
Expense waiver/reimbursement[5]	0.24%[4]	0.17%	0.13%	0.10%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$167,862	$169,443	$187,183	$196,067	$193,678	$185,414
Portfolio turnover	35%	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.06	$17.43	$19.86	$21.17	$18.46	$16.78
Income From Investment Operations:
Net investment income	0.09[1]	0.14[1]	0.12[1]	0.02[1]	0.01[1]	0.03[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	1.17	(0.35)	(0.78)	1.07	3.04	1.72
TOTAL FROM INVESTMENT OPERATIONS	1.26	(0.21)	(0.66)	1.09	3.05	1.75
Less Distributions:
Distributions from net investment income	(0.11)	(0.15)	(0.05)	(0.06)	(0.05)	(0.07)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.11)	(0.16)	(1.77)	(2.40)	(0.34)	(0.07)
Redemption Fees	—	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$18.21	$17.06	$17.43	$19.86	$21.17	$18.46
Total Return[3]	7.40%	(1.46)%	(3.59)%	5.67%	16.82%	10.39%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.95%	1.97%	1.95%	1.99%	2.05%
Net investment income	1.02%[4]	0.85%	0.64%	0.12%	0.06%	0.19%
Expense waiver/reimbursement[5]	0.25%[4]	0.18%	0.12%	0.10%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,091	$16,037	$21,384	$26,163	$30,675	$28,853
Portfolio turnover	35%	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.00	$17.37	$19.80	$21.11	$18.40	$16.72
Income From Investment Operations:
Net investment income	0.09[1]	0.15[1]	0.13[1]	0.03[1]	0.02[1]	0.04[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	1.16	(0.35)	(0.78)	1.07	3.03	1.71
TOTAL FROM INVESTMENT OPERATIONS	1.25	(0.20)	(0.65)	1.10	3.05	1.75
Less Distributions:
Distributions from net investment income	(0.11)	(0.16)	(0.06)	(0.07)	(0.05)	(0.07)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.11)	(0.17)	(1.78)	(2.41)	(0.34)	(0.07)
Redemption Fees	—	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$18.14	$17.00	$17.37	$19.80	$21.11	$18.40
Total Return[3]	7.41%	(1.44)%	(3.55)%	5.70%	16.89%	10.51%
Ratios to Average Net Assets:
Net expenses	1.89%[4]	1.89%	1.91%	1.89%	1.95%	1.98%
Net investment income	1.08%[4]	0.91%	0.70%	0.17%	0.10%	0.24%
Expense waiver/reimbursement[5]	0.26%[4]	0.20%	0.15%	0.13%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,747	$82,845	$89,640	$81,703	$71,450	$60,315
Portfolio turnover	35%	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.38	$17.74	$20.16	$21.40	$18.62	$16.92
Income From Investment Operations:
Net investment income	0.12[1]	0.21[1]	0.19[1]	0.10[1]	0.09[1]	0.11[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	1.20	(0.36)	(0.80)	1.08	3.07	1.73
TOTAL FROM INVESTMENT OPERATIONS	1.32	(0.15)	(0.61)	1.18	3.16	1.84
Less Distributions:
Distributions from net investment income	(0.16)	(0.20)	(0.09)	(0.08)	(0.09)	(0.14)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.16)	(0.21)	(1.81)	(2.42)	(0.38)	(0.14)
Redemption Fees	$—	$—	$—	$0.00[2]	$—	$—
Net Asset Value, End of Period	$18.54	$17.38	$17.74	$20.16	$21.40	$18.62
Total Return[3]	7.63%	(1.12)%	(3.26)%	6.06%	17.29%	10.90%
Ratios to Average Net Assets:
Net expenses	1.57%[4]	1.56%	1.59%	1.57%	1.57%	1.65%
Net investment income	1.39%[4]	1.24%	1.02%	0.50%	0.48%	0.58%
Expense waiver/reimbursement[5]	0.23%[4]	0.18%	0.14%	0.09%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,003	$52,430	$59,229	$67,588	$67,769	$62,627
Portfolio turnover	35%	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Year Ended November 30,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.61	$17.98	$20.40	$21.54	$18.74	$17.04
Income From Investment Operations:
Net investment income	0.19[1]	0.34[1]	0.32[1]	0.24[1]	0.23[1]	0.24[1]
Net realized and unrealized gain (loss) on investments, futures contracts, written options and foreign currency transactions	1.20	(0.37)	(0.80)	1.10	3.08	1.74
TOTAL FROM INVESTMENT OPERATIONS	1.39	(0.03)	(0.48)	1.34	3.31	1.98
Less Distributions:
Distributions from net investment income	(0.21)	(0.33)	(0.22)	(0.14)	(0.22)	(0.28)
Distributions from net realized gain on investments, futures contracts, written options and foreign currency transactions	—	(0.01)	(1.72)	(2.34)	(0.29)	—
TOTAL DISTRIBUTIONS	(0.21)	(0.34)	(1.94)	(2.48)	(0.51)	(0.28)
Redemption Fees	—	—	—	0.00[2]	—	—
Net Asset Value, End of Period	$18.79	$17.61	$17.98	$20.40	$21.54	$18.74
Total Return[3]	7.99%	(0.37)%	(2.51)%	6.85%	18.07%	11.69%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.85%	0.87%	0.85%	0.89%	0.94%
Net investment income	2.13%[4]	1.95%	1.74%	1.21%	1.16%	1.29%
Expense waiver/reimbursement[5]	0.27%[4]	0.20%	0.14%	0.12%	0.10%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,023	$91,167	$115,108	$62,451	$48,353	$35,929
Portfolio turnover	35%	105%	76%	100%	106%	85%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2017	Period Ended 11/30/2016[1]

Net Asset Value, Beginning of Period	$17.51	$16.97
Income From Investment Operations:
Net investment income	0.19[2]	0.11[2]
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions	1.20	0.56
TOTAL FROM INVESTMENT OPERATIONS	1.39	0.67
Less Distributions:
Distributions from net investment income	(0.21)	(0.13)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—
TOTAL DISTRIBUTIONS	(0.21)	(0.13)
Net Asset Value, End of Period	$18.69	$17.51
Total Return[3]	8.00%	3.94%
Ratios to Average Net Assets:
Net expenses[4]	0.83%	0.84%
Net investment income[4]	2.15%	1.48%
Expense waiver/reimbursement[4,5]	0.23%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,400	$4,853
Portfolio turnover	35%	105%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to November 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended November 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2017 (unaudited)
Assets:
Total investment in securities, at value including $58,130,551 of investment in affiliated holdings (Note 5) (identified cost $356,887,109)		$402,344,434
Cash denominated in foreign currencies (identified cost $3,102,900)		3,137,377
Restricted cash (Note 2)		11,942,157
Income receivable		1,629,543
Receivable for investments sold		214
Receivable for shares sold		295,141
Unrealized appreciation on foreign exchange contracts		1,091,175
Receivable for daily variation margin on futures contracts		58,496
TOTAL ASSETS		420,498,537
Liabilities:
Payable for investments purchased	$83,110
Payable for shares redeemed	744,786
Unrealized depreciation on foreign exchange contracts	1,560,945
Bank overdraft	1,606,082
Payable to adviser (Note 5)	5,627
Payable for administrative fees (Note 5)	898
Payable for transfer agent fee	93,344
Payable for distribution services fee (Note 5)	83,413
Payable for other service fees (Notes 2 and 5)	56,257
Accrued expenses (Note 5)	138,039
TOTAL LIABILITIES		4,372,501
Net assets for 22,417,594 shares outstanding		$416,126,036
Net Assets Consist of:
Paid-in capital		$394,081,597
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		44,048,613
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(23,459,660)
Undistributed net investment income		1,455,486
TOTAL NET ASSETS		$416,126,036
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($167,862,384 ÷ 8,988,066 shares outstanding), no par value, unlimited shares authorized	$18.68
Offering price per share (100/94.50 of $18.68)	$19.77
Redemption proceeds per share	$18.68
Class B Shares:
Net asset value per share ($15,090,562 ÷ 828,868 shares outstanding), no par value, unlimited shares authorized	$18.21
Offering price per share	$18.21
Redemption proceeds per share (94.50/100 of $18.21)	$17.21
Class C Shares:
Net asset value per share ($79,747,324 ÷ 4,395,078 shares outstanding), no par value, unlimited shares authorized	$18.14
Offering price per share	$18.14
Redemption proceeds per share (99.00/100 of $18.14)	$17.96
Class R Shares:
Net asset value per share ($53,002,524 ÷ 2,858,708 shares outstanding), no par value, unlimited shares authorized	$18.54
Offering price per share	$18.54
Redemption proceeds per share	$18.54
Institutional Shares:
Net asset value per share ($95,023,405 ÷ 5,057,914 shares outstanding), no par value, unlimited shares authorized	$18.79
Offering price per share	$18.79
Redemption proceeds per share	$18.79
Class R6 Shares:
Net asset value per share ($5,399,837 ÷ 288,960 shares outstanding), no par value, unlimited shares authorized	$18.69
Offering price per share	$18.69
Redemption proceeds per share	$18.69
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2017 (unaudited)
Investment Income:
Dividends (including $221,921 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $210,467)			$5,307,907
Interest			857,689
TOTAL INCOME			6,165,596
Expenses:
Investment adviser fee (Note 5)		$1,501,965
Administrative fee (Note 5)		163,102
Custodian fees		141,111
Transfer agent fee (Note 2)		353,767
Directors'/Trustees' fees (Note 5)		5,752
Auditing fees		16,091
Legal fees		2,778
Portfolio accounting fees		88,806
Distribution services fee (Note 5)		498,330
Other service fees (Notes 2 and 5)		329,008
Share registration costs		51,226
Printing and postage		23,491
Miscellaneous (Note 5)		25,885
TOTAL EXPENSES		3,201,312
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(447,357)
Reimbursement of other operating expenses (Notes 2 and 5)	(46,315)
TOTAL WAIVER AND REIMBURSEMENTS		(493,672)
Net expenses			2,707,640
Net investment income			3,457,956
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			4,038,045
Net realized loss on futures contracts			(2,958,487)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			27,974,826
Net change in unrealized appreciation of futures contracts			(1,347,956)
Net realized and unrealized gain on investments, futures contracts and foreign currency transactions			27,706,428
Change in net assets resulting from operations			$31,164,384
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,457,956	$6,695,715
Net realized gain (loss) on investments, investments including allocation from affiliated partnership, futures contracts and foreign currency transactions	1,079,558	(18,571,355)
Net change in unrealized appreciation/depreciation of investments, futures contracts and foreign currency translation of assets and liabilities in foreign currency	26,626,870	8,901,923
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,164,384	(2,973,717)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,693,277)	(2,974,140)
Class B Shares	(97,700)	(166,132)
Class C Shares	(535,386)	(848,140)
Class R Shares	(466,207)	(650,652)
Institutional Shares	(1,078,903)	(2,108,995)
Class R6 Shares	(56,792)	(12,378)
Distributions from net realized gain on investments, investments including allocation from affiliated partnership, futures contracts and foreign currency transactions
Class A Shares	—	(61,424)
Class B Shares	—	(7,046)
Class C Shares	—	(30,958)
Class R Shares	—	(19,376)
Institutional Shares	—	(37,846)
Class R6 Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,928,265)	(6,917,087)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 5/31/2017	Year Ended 11/30/2016
Share Transactions:
Proceeds from sale of shares	37,724,955	104,578,274
Net asset value of shares issued to shareholders in payment of distributions declared	3,675,536	6,476,003
Cost of shares redeemed	(69,284,915)	(156,933,274)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(27,884,424)	(45,878,997)
Change in net assets	(648,305)	(55,769,801)
Net Assets:
Beginning of period	416,774,341	472,544,142
End of period (including undistributed net investment income of $1,455,486 and $1,925,795, respectively)	$416,126,036	$416,774,341
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2017 (unaudited)
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers six classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and
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Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $493,672 is disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$119,689	$(8,086)
Class B Shares	16,842	(1,969)
Class C Shares	68,026	(14,653)
Class R Shares	86,234	(2,364)
Institutional Shares	61,228	(19,243)
Class R6 Shares	1,748	—
TOTAL	$353,767	$(46,315)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$207,830
Class B Shares	19,450
Class C Shares	101,728
TOTAL	$329,008
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the six-month period was $140,879,151 and $140,650,763, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (“MNA”) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
Semi-Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,676,935 and $2,567,429, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2017, the Fund had no outstanding written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $4,341 and $27,428, respectively. This is based on amounts held as of each month-end throughout the six-month period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$143,750	$100,690
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$160,606*	—	$—
Equity contracts	Receivable for daily variation margin on futures contracts	(1,139,555)*	—	—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,091,175	Unrealized depreciation on foreign exchange contracts	$1,560,945
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$112,226		$1,560,945
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[1]	Purchased Options[1]	Total
Interest rate contracts	$(728,821)	$—	$—	$(728,821)
Foreign exchange contracts	—	(276,884)	(33,480)	(310,364)
Equity contracts	(2,229,666)	—	—	(2,229,666)
TOTAL	$(2,958,487)	$(276,884)	$(33,480)	$(3,268,851)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts[2]	Total
Interest rate contracts	$99,772	$—	$99,772
Foreign exchange contracts	—	(1,561,877)	(1,561,877)
Equity contracts	(1,444,064)	—	(1,444,064)
TOTAL	$(1,344,292)	$(1,561,877)	$(2,906,169)
1	The net realized gain (loss) on Foreign Exchange Contracts and Purchased Options is found within the net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Foreign Exchange Contracts is found within the Net Change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2017, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$1,091,175	$(1,091,175)	$—	$—
TOTAL	$1,091,175	$(1,091,175)	$—	$—
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Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$1,560,945	$(1,091,175)	$—	$469,770
TOTAL	$1,560,945	$(1,091,175)	$—	$469,770
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	436,699	$7,926,665	1,493,146	$25,748,895
Shares issued to shareholders in payment of distributions declared	89,911	1,588,133	164,300	2,842,977
Shares redeemed	(1,224,304)	(22,132,521)	(2,446,367)	(42,394,903)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(697,694)	$(12,617,723)	(788,921)	$(13,803,031)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	42,399	$744,803	78,698	$1,325,465
Shares issued to shareholders in payment of distributions declared	5,355	91,757	9,736	164,083
Shares redeemed	(159,146)	(2,801,198)	(375,205)	(6,312,592)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(111,392)	$(1,964,638)	(286,771)	$(4,823,044)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	461,894	$8,103,797	1,291,187	$21,626,173
Shares issued to shareholders in payment of distributions declared	29,257	499,962	48,235	810,230
Shares redeemed	(969,373)	(17,025,046)	(1,625,405)	(27,285,886)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(478,222)	$(8,421,287)	(285,983)	$(4,849,483)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	492,662	$8,770,734	753,777	$12,891,329
Shares issued to shareholders in payment of distributions declared	26,138	457,160	38,455	659,433
Shares redeemed	(676,219)	(12,187,341)	(1,114,237)	(19,098,340)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(157,419)	$(2,959,447)	(322,005)	$(5,547,578)

	Six Months Ended 5/31/2017		Year Ended 11/30/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	636,632	$11,580,236	2,180,465	$37,581,864
Shares issued to shareholders in payment of distributions declared	55,198	981,733	114,230	1,986,903
Shares redeemed	(812,178)	(14,708,975)	(3,520,051)	(61,347,144)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(120,348)	$(2,147,006)	(1,225,356)	$(21,778,377)

	Six Months Ended 5/31/2017		Period Ended 11/30/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	32,676	$598,720	304,757	$5,404,548
Shares issued to shareholders in payment of distributions declared	3,210	56,791	695	12,377
Shares redeemed	(24,131)	(429,834)	(28,247)	(494,409)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	11,755	$225,677	277,205	$4,922,516
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,553,320)	$(27,884,424)	(2,631,831)	$(45,878,997)
1	Reflects operations for the period from June 29, 2016 (commencement of operations) to November 30, 2016.
4. FEDERAL TAX INFORMATION
At May 31, 2017, the cost of investments for federal tax purposes was $356,887,109. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $45,457,325. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,412,669 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,955,344.
At November 30, 2016, the Fund had a capital loss carryforward of $21,005,467 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
Semi-Annual Shareholder Report

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$5,688,033	$11,920,389	$17,608,422
2018	$3,397,045	NA	$3,397,045
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The advisory agreement between the Fund and the Adviser provides for an annual fee of 0.55% of the average daily net assets of the Fund plus 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the Adviser voluntarily waived $443,656 of its fee and voluntarily reimbursed $46,315 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2017, the Sub-Adviser earned a fee of $179,421.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$58,350
Class C Shares	305,185
Class R Shares	134,795
TOTAL	$498,330
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2017, FSC retained $80,713 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2017, FSC retained $7,306 in sales charges from the sale of Class A Shares. FSC also retained $20,842 and $2,910 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended May 31, 2017, FSSC received $41,821 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding line of credit expenses, interest expense, dividends and other expenses related to short sales, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.95%, 1.89%, 1.57%, 0.85% and 0.83% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with an affiliated company during the year ended May 31, 2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2017	Value	Dividend Income
Dyax Corp., CVR	1,200	—	—	1,200	$2,856	$—
Semi-Annual Shareholder Report

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2017, the Adviser reimbursed $3,701. Transactions involving the affiliated holdings during the six months ended May 31, 2017, were as follows:
Affiliates	Balance of Shares Held 11/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2017	Value	Dividend Income
Emerging Markets Core Fund	3,909,381	116,490	(878,230)	3,147,641	$32,011,511	$135,694
Federated Bank Loan Core Fund	328,747	6,957	(86,638)	249,066	$2,533,004	$11,169
Federated Mortgage Core Portfolio	2,299,720	24,941	(926,784)	1,397,877	$13,797,049	$33,471
Federated Project and Trade Finance Core	477,719	9,607	—	487,326	$4,478,524	$15,943
Federated Institutional Prime Value Obligations Fund, Institutional Shares	2,515,694	90,800,009	(92,348,895)	966,808	$967,098	$3,626
High Yield Bond Portfolio	965,365	24,429	(318,485)	671,309	$4,343,365	$22,018
TOTAL OF AFFILIATED TRANSACTIONS	10,496,626	90,982,433	(94,559,032)	6,920,027	$58,130,551	$221,921
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2017, were as follows:
Purchases	$132,900,277
Sales	$168,118,649
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of May 31, 2017, the Fund had no outstanding loans. During the six months ended May 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2017, there were no outstanding loans. During the six months ended May 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2016 to May 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2016	Ending Account Value 5/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,078.20	$5.91
Class B Shares	$1,000	$1,074.00	$10.08
Class C Shares	$1,000	$1,074.10	$9.77
Class R Shares	$1,000	$1,076.30	$8.13
Institutional Shares	$1,000	$1,079.90	$4.41
Class R6 Shares	$1,000	$1,080.00	$4.30
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.74
Class B Shares	$1,000	$1,015.20	$9.80
Class C Shares	$1,000	$1,015.50	$9.50
Class R Shares	$1,000	$1,017.10	$7.90
Institutional Shares	$1,000	$1,020.70	$4.28
Class R6 Shares	$1,000	$1,020.80	$4.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.95%
Class C Shares	1.89%
Class R Shares	1.57%
Institutional Shares	0.85%
Class R6 Shares	0.83%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Global Allocation Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors
Semi-Annual Shareholder Report

listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Semi-Annual Shareholder Report

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that
Semi-Annual Shareholder Report

Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
CUSIP 314183609
8080105 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017